Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Consolidated VIE assets
Cash and cash equivalents		¥ 3,191,889		¥ 2,686,659	¥ 2,354,639
Trading assets
Derivatives		1,942,000		852,000
Private equity and debt investments		44,278		30,077
Office buildings, land, equipment and facilities		440,512		349,365
Other		827,022		748,091
Trading liabilities
Derivatives		1,803,000	[1],[2]	807,000
Borrowings
Short-term borrowings	[3]	1,486,733		841,758
Long-term borrowings		7,775,665		7,915,769
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		10,000		20,000
Trading assets
Equities		645,000		780,000
Debt securities		454,000		426,000
CMBS and RMBS		43,000		43,000
Investment trust funds and other		0		5,000
Derivatives		19,000		17,000
Private equity and debt investments		11,000		2,000
Office buildings, land, equipment and facilities		15,000		55,000
Other		24,000		71,000
Total		1,221,000		1,419,000
Trading liabilities
Derivatives		19,000		23,000
Borrowings
Short-term borrowings		117,000		151,000
Long-term borrowings		830,000		884,000
Other		4,000		3,000
Total		¥ 970,000		¥ 1,061,000

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[3]	Includes secured borrowings of ¥173,690 million as of March 31, 2019 and ¥170,290 million as of March 31, 2020.